Earnings per share	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Earnings per share

Note 31. Earnings per share

	2021 A$’000	2020 A$’000	2019 A$’000
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(8,422)	(12,467)	(10,270)

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(8,422)	(12,467)	(10,270)

	Number	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	117,674,543	73,053,514	57,503,555

Weighted average number of ordinary shares used in calculating Diluted earnings per share	117,674,543	73,053,514	57,503,555

	Cents	Cents	Cents
Basic earnings per share	(7.16)	(17.07)	(17.86)
Diluted earnings per share	(7.16)	(17.07)	(17.86)
1,865,000 unlisted convertible notes with a face value of A$464,000 and 4,446,500 unlisted options have been excluded from the above calculations as they were antidilutive.